Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Chief Executive Officer, who is our principal executive officer (“PEO”), and our other named executive officers ( “Non-PEO NEOs”) and certain financial performance of the Company for each of the fiscal year ended December 31, 2024 (“2024”) and the fiscal year ended December 31, 2023 (“2023”).

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f)	Net (Loss) Income (thousands) (h)
2024	$1,078,592	$811,280	$442,267	$360,844	$4.56	$17,727
2023	$1,118,541	$839,568	$509,594	$430,871	$11.69	$26,169
2022	$1,041,542	$329,655	$479,596	$280,043	$17.50	$28,317

(1)	Our PEO for 2024 and 2023 was Mr. Jonathan Solomon. Our Non-PEO NEOs for 2024 and 2023 were Dr. Merav Bassan, our Chief Development Officer, and Ms. Marina Wolfson, our Chief Financial Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to PEO” and “Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our Non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our PEO and our Non-PEO NEOs for each applicable fiscal year.

(2)	The compensation actually paid amounts reported in 2024 also include the incremental fair value of option awards to our PEO and Non-PEO NEOs that were repriced and exchanged in October and November 2023, computed as the excess fair value of the modified award over the fair value of the original award at the repricing and exchange date.

Named Executive Officers, Footnote		Our Non-PEO NEOs for 2024 and 2023 were Dr. Merav Bassan, our Chief Development Officer, and Ms. Marina Wolfson, our Chief Financial Officer.
PEO Total Compensation Amount		$ 1,078,592	$ 1,118,541	$ 1,041,542
PEO Actually Paid Compensation Amount	[1],[2]	$ 811,280	839,568	329,655
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our PEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our PEO	2024	2023	2022
Total Compensation in the Summary Compensation Table	$1,078,592	$1,118,541	$1,041,542
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$(460,921)	$(404,174)	$(512,974)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(1)	$200,169	$90,191	$33,756
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	$49,798	$—	$—
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End(1)	$(41,710)	$25,349	$(134,177)
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year(1)	$(14,648)	$9,661	$98,493
Total Adjustments	$(267,312)	$(278,973)	$(711,887)
Compensation Actually Paid to the CEO	$811,280	$839,568	$329,655

(1)	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.

Non-PEO NEO Average Total Compensation Amount		$ 442,267	509,594	479,596
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 360,844	430,871	280,043
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” to our Non-PEO NEOs	2024	2023	2022
Average Total Compensation in the Summary Compensation Table	$442,267	$509,594	$479,596
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$(127,857)	$(121,980)	$(161,580)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(1)	$49,977	$29,002	$17,280
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	$15,636	$—	$—
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End(1)	$(14,296)	$10,404	$(41,226)
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year(1)	$(4,883)	$3,852	$(14,027)
Total Adjustments	$(81,423)	$(78,722)	$(199,553)
Compensation Actually Paid to the Non-PEO NEOs	$360,844	$430,871	$280,043

(1)	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

In accordance with Item 402(v) of Regulation S-K, the graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our Total Shareholder Return (“TSR”), and (ii) our net income (net loss), in each case, for the fiscal years ended December 31, 2022 and December 31, 2023. TSR amounts reported in the graphs assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.

Compensation Actually Paid and Company TSR

Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Loss
Total Shareholder Return Amount		$ 4.56	11.69	17.5
Net Income (Loss)		$ 17,727,000	$ 26,169,000	28,317,000
PEO Name		Mr. Jonathan Solomon	Mr. Jonathan Solomon
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (460,921)	$ (404,174)	(512,974)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	200,169	90,191	33,756
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	49,798
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(41,710)	25,349	(134,177)
Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	(14,648)	9,661	98,493
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(267,312)	(278,973)	(711,887)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(81,423)	(78,722)	(199,553)
Non-PEO NEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(127,857)	(121,980)	(161,580)
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	49,977	29,002	17,280
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	15,636
Non-PEO NEO | Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	(14,296)	10,404	(41,226)
Non-PEO NEO | Increase/deduction for Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	$ (4,883)	$ 3,852	$ (14,027)

[1]	Our PEO for 2024 and 2023 was Mr. Jonathan Solomon. Our Non-PEO NEOs for 2024 and 2023 were Dr. Merav Bassan, our Chief Development Officer, and Ms. Marina Wolfson, our Chief Financial Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to PEO” and “Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our Non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our PEO and our Non-PEO NEOs for each applicable fiscal year.
[2]	The compensation actually paid amounts reported in 2024 also include the incremental fair value of option awards to our PEO and Non-PEO NEOs that were repriced and exchanged in October and November 2023, computed as the excess fair value of the modified award over the fair value of the original award at the repricing and exchange date.
[3]	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.
[4]	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.